OPERATING LEASES - Charterhire and Office Rent Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	$ 3,390
2025	3,306
2026	2,809
2027	2,809
2028 and thereafter	1,960
Total minimum lease payments	14,274
Less: Imputed interest	(2,021)
Present value of operating lease liabilities	$ 12,253	$ 18,597	$ 28,767